LONG TERM DEBT (Tables)	12 Months Ended
Jun. 30, 2012
Long Term Debt Tables
LONG TERM DEBT
	June 30, 2012		June 30, 2011

Loan payable to TD Banknorth maturing in October 2028 payable with varing monthly installments including interest at approximately 5.25% per annum, secured by all assets of the Company		$33,498		$37,036

Line payable to American Express payable with varying monthly installments including interest at approximately 9.49% per annum, secured by all assets of the Company		35,177		41,020

12% Convertible Promisory note $500,000 principal net of debt discount of $48,294 at June 30, 2012 and $550,000 principal net of debt discount of $131,083 at June 30, 2011		451,706		418,917
		520,381		496,973
Less : Current portion		40,031		45,811
		$480,350		$451,162